GOODWILL (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GOODWILL
Total goodwill	$ 494,757	$ 738,457
Argentina subsidiary
GOODWILL
Impairment of goodwill		64
CGU of Argentina
GOODWILL
Impairment of goodwill	243,900	243,900
NYSSA
GOODWILL
Additional goodwill during the period		288
Argentina
GOODWILL
Total goodwill	493,080	736,756
Abroad business
GOODWILL
Total goodwill	$ 1,677	$ 1,701